CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Thousands	Dec. 31, 2018 USD ($) $ / shares shares
Ordinary shares, par or stated value per share | $ / shares	$ 0.0003
Ordinary shares, shares authorized	203,333,333
Ordinary shares, shares issued	68,487,948
Ordinary shares, shares outstanding	68,487,948
Series A Convertible Preferred Shares
Temporary equity, par or stated value per share | $ / shares	$ 0.0003
Temporary equity, shares authorized	106,666,667
Temporary equity, shares issued	91,600,398
Temporary equity, shares outstanding	91,600,398
Temporary equity, liquidation preference | $	$ 211,377